UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.
Address: 40 King Street West
         Scotia Plaza 56th Floor
         Toronto, Ontario, Canada M5H 3Y2

Form 13F File Number: 028-12739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Compliance Officer
Phone: 416-867-2179

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt      Toronto, Ontario, Canada         11/12/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  105
Form 13F Information Table Value Total:  $2,547,156,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                                                                                                                 VOTING AUTHORITY
                                                             VALUE    SHARES OR        PUT/ INVESTMT   OTHER
NAME OF ISSUER                 TITLE OR CLASS   CUSIP       (x$1000)  PRN AMT   SH/PRN CALL DISCRETION MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANTAGE ENERGY INCOME FD     TR UNIT          00762L 10 1    833      84500   SH          SOLE                 30500         54000
AGNICO EAGLE MINES LTD         COM              008474 10 8  60982    1049600   SH          SOLE                824100        225500
AGRIUM INC                     COM              008916 10 8  28001     470600   SH          SOLE                279200        191400
ALEXCO RESOURCE CORP           COM              01535P 10 6    753     360100   SH          SOLE                211000        149100
ALLIANCE RES PARTNER L P       UT LTD PART      01877R 10 8    418      12500   SH          SOLE                 12500
ALTERA CORP                    COM              021441 10 0   1026      46800   SH          SOLE                 46800
APACHE CORP                    COM              037411 10 5   2047      18520   SH          SOLE                 18520
AVON PRODS INC                 COM              054303 10 2   2426      55050   SH          SOLE                 55050
BANK MONTREAL QUE              COM              063671 10 1  19876     432550   SH          SOLE                272350        160200
BANK NOVA SCOTIA HALIFAX       COM              064149 10 7 113846    2371800   SH          SOLE               1890800        481000
BANK OF NEW YORK MELLON CORP   COM              064058 10 0   1303      37745   SH          SOLE                 37745
BARRICK GOLD CORP              COM              067901 10 8  57013    1463000   SH          SOLE               1137100        325900
BAYTEX ENERGY TR               TRUST UNIT       073176 10 9  26479    1029120   SH          SOLE               1007420         21700
BCE INC                        COM NEW          05534B 76 0  55725    1518400   SH          SOLE                884600        633800
BERKSHIRE HATHAWAY INC DEL     CL B             084670 20 7     56         12   SH          SOLE                    12
BROOKFIELD PPTYS CORP          COM              112900 10 5     10        580   SH          SOLE                   580
CAE INC                        COM              124765 10 8  10969    1290450   SH          SOLE                651550        638900
CAMERON INTERNATIONAL CORP     COM              13342B 10 5    161       3950   SH          SOLE                  3950
CANADIAN NAT RES LTD           COM              136385 10 1 152665    2091305   SH          SOLE               1556725        534580
CANADIAN NATL RY CO            COM              136375 10 2  66943    1318300   SH          SOLE               1029500        288800
CANADIAN PAC RY LTD            COM              13645T 10 0  24158     423300   SH          SOLE                310400        112900
CDN IMPERIAL BK OF COMMERCE    COM              136069 10 1  20500     335625   SH          SOLE                259025         76600
CHATTEM INC                    COM              162456 10 7    493       5950   SH          SOLE                  5950
CISCO SYS INC                  COM              17275R 10 2    571      23875   SH          SOLE                 23875
COACH INC                      COM              189754 10 4    214       8075   SH          SOLE                  8075
COCA COLA CO                   COM              191216 10 0     17        300   SH          SOLE                   300
CONOCOPHILLIPS                 COM              20825C 10 4   2022      26050   SH          SOLE                 26050
CVS CAREMARK CORPORATION       COM              126650 10 0   4343     121720   SH          SOLE                121720
DANAHER CORP DEL               COM              235851 10 2   1290      17535   SH          SOLE                 17535
DENISON MINES CORP             COM              248356 10 7    241      76690   SH          SOLE                 76690
DUPONT FABROS TECHNOLOGY INC   COM              26613Q 10 6    624      38600   SH          SOLE                 38600
ELDORADO GOLD CORP NEW         COM              284902 10 3   7022    1057500   SH          SOLE                609400        448100
EMERSON ELEC CO                COM              291011 10 4    376       8700   SH          SOLE                  8700
ENBRIDGE ENERGY PARTNERS L P   COM              29250R 10 6    599      14200   SH          SOLE                 14200
ENBRIDGE INC                   COM              29250N 10 5  35836     910000   SH          SOLE                532900        377100
ENCANA CORP                    COM              292505 10 4 134649    1981300   SH          SOLE               1347950        633350
ENTERGY CORP NEW               COM              29364G 10 3    514       5450   SH          SOLE                  5450
ENTERPRISE PRODS PARTNERS L    COM              293792 10 7    651      23850   SH          SOLE                 23850
EXPRESS SCRIPTS INC            COM              302182 10 0   1219      15575   SH          SOLE                 15575
FORDING CDN COAL TR            TR UNIT          345425 10 2 214876    2462200   SH          SOLE               2207200        255000
FOSTER WHEELER LTD             SHS NEW          G36535 13 9   3255      85040   SH          SOLE                 58590         26450
GENERAL CABLE CORP DEL NEW     COM              369300 10 8   2263      59925   SH          SOLE                 32325         27600
GOLDCORP INC NEW               COM              380956 40 9  47892    1430900   SH          SOLE               1301100        129800
HARSCO CORP                    COM              415864 10 7  20420     518030   SH          SOLE                463230         54800
HEWLETT PACKARD CO             COM              428236 10 3   8688     177275   SH          SOLE                177275
IMPERIAL OIL LTD               COM NEW          453038 40 8  51560    1131200   SH          SOLE                757400        373800
ITRON INC                      COM              465741 10 6   3598      38350   SH          SOLE                 12950         25400
ITT CORP NEW                   COM              450911 10 2   1244      21100   SH          SOLE                 21100
IVANHOE MINES LTD              COM              46579N 10 3   1935     300000   SH          SOLE                300000
JAGUAR MNG INC                 COM              47009M 10 3  20068    3384100   SH          SOLE               2300300       1083800
JOHNSON & JOHNSON              COM              478160 10 4    565       7700   SH          SOLE                  7700
JPMORGAN & CHASE & CO          COM              46625H 10 0   2651      53555   SH          SOLE                 53555
KINROSS GOLD CORP              COM NO PAR       496902 40 4  23307    1363800   SH          SOLE                988100        375700
MAG SILVER CORP                COM              55903Q 10 4  23692    3909500   SH          SOLE               2253700       1655800
MANULIFE FINL CORP             COM              56501R 10 6 133507    3487650   SH          SOLE               2671950        815700
METHANEX CORP                  COM              59151K 10 8   2823     135400   SH          SOLE                 56500         78900
MICROSOFT CORP                 COM              594918 10 4  15358     542900   SH          SOLE                542900
NATIONAL BK GREECE S A         SPONSORED ADR    633643 40 8   1535     175491   SH          SOLE                175491
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267 10 2    323      40350   SH          SOLE                 40350
NEXEN INC                      COM              65334H 10 2  21778     881700   SH          SOLE                452900        428800
NOKIA CORP                     SPONSORED ADR    654902 20 4  29106    1472440   SH          SOLE               1472440
OILSANDS QUEST INC             *W EXP 12/05/200 678046 11 1    168     198200   SH          SOLE                198200
PEABODY ENERGY CORP            COM              704549 10 4  56629    1187300   SH          SOLE               1187300
PEPSICO INC                    COM              713448 10 8    755      10000   SH          SOLE                 10000
PETRO-CDA                      COM              71644E 10 2  37913    1070978   SH          SOLE                759450        311528
PHOENIX TECHNOLOGY LTD         COM              719153 10 8    105      12347   SH          SOLE                 12347
POTASH CORP SASK INC           COM              73755L 10 7 107520     779300   SH          SOLE                558000        221300
PRAXAIR INC                    COM              74005P 10 4   9751     128245   SH          SOLE                 98545         29700
PRECISION DRILLING TR          TR UNIT          740215 10 8   2884     164800   SH          SOLE                164800
PRINCIPAL FINANCIAL GROUP IN   COM              74251V 10 2   1778      38570   SH          SOLE                 38570
PROSHARES TR                   REAL EST PRO     74347R 55 2     27        325   SH          SOLE                   325
PROSHARES TR                   ULTRASHRT FINL   74347R 62 8    139       1300   SH          SOLE                  1300
PROSHARES TR                   ULTRASHT SP500   74347R 88 3  11698     157000   SH          SOLE                157000
QUESTAR CORP                   COM              748356 10 2   1616      37270   SH          SOLE                 37270
REPUBLIC SVCS INC              COM              760759 10 0   8028     252656   SH          SOLE                252656
RESEARCH IN MOTION LTD         COM              760975 10 2  64533     899920   SH          SOLE                540470        359450
ROGERS COMMUNICATIONS INC      CL B             775109 20 0  27578     798900   SH          SOLE                633500        165400
ROYAL BK CDA MONTREAL QUE      COM              780087 10 2  96607    1913000   SH          SOLE               1437050        475950
RUBICON TECHNOLOGY INC         COM              78112T 10 7   2505     327400   SH          SOLE                221900        105500
SCHLUMBERGER LTD               COM              806857 10 8   1984      23965   SH          SOLE                 23965
SHAW COMMUNICATIONS INC        CL B CONV        82028K 20 0   4879     226500   SH          SOLE                226500
SIERRA WIRELESS INC            COM              826516 10 6  47393    4565800   SH          SOLE               3268900       1296900
SILVER WHEATON CORP            COM              828336 10 7   9585    1110700   SH          SOLE                575600        535100
SIMS GROUP LTD                 SPONS ADR        829160 10 0   2877     117500   SH          SOLE                 80500         37000
SMITH INTL INC                 COM              832110 10 0    205       3300   SH          SOLE                  3300
SOUTHERN COPPER CORP           COM              84265V 10 5    433      21400   SH          SOLE                 21400
STRYKER CORP                   COM              863667 10 1    489       7400   SH          SOLE                  7400
SUN LIFE FINL INC              COM              866796 10 5  59617    1602600   SH          SOLE               1291700        310900
SUNCOR ENERGY INC              COM              867229 10 6 145593    3308940   SH          SOLE               2523840        785100
SUNPOWER CORP                  COM CL A         867652 10 9    406       5400   SH          SOLE                  5400
SXC HEALTH SOLUTIONS CORP      COM              78505P 10 0  69147    4168000   SH          SOLE               2841650       1326350
TALISMAN ENERGY INC            COM              87425E 10 3   1412      94000   SH          SOLE                  5500         88500
TECK COMINCO LTD               CL B             878742 20 4  46336    1533298   SH          SOLE               1089600        443698
THERMO FISHER SCIENTIFIC INC   COM              883556 10 2   3596      61680   SH          SOLE                 61680
THOMPSON CREEK METALS CO INC   COM              884768 10 2   9018     914644   SH          SOLE                207904        706740
TIM HORTONS INC                COM              88706M 10 3  17464     562800   SH          SOLE                269000        293800
TJX COS INC NEW                COM              872540 10 9   2382      73625   SH          SOLE                 73625
TORONTO DOMINION BK ONT        COM NEW          891160 50 9 102579    1600800   SH          SOLE               1279700        321100
TRANSALTA CORP                 COM              89346D 10 7  38564    1348400   SH          SOLE                765000        583400
TRANSCANADA CORP               COM              89353D 10 7  10684     279900   SH          SOLE                 91400        188500
TRANSOCEAN INC NEW             SHS              G90073 10 0  10248      88026   SH          SOLE                 88026
U S GEOTHERMAL INC             COM              90338S 10 2    853     426700   SH          SOLE                426700
WABTEC CORP                    COM              929740 10 8   1619      29825   SH          SOLE                 29825
YAMANA GOLD INC                COM              98462Y 10 0     24       2750   SH          SOLE                  2750
YAMANA GOLD INC                COM              98462Y 10 0  62220    7110878   SH          SOLE               6278178        832700